As filed with the Securities and Exchange Commission on July 6, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21169

NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman New York Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman Intermediate Municipal Closed-End Funds

Neuberger Berman California Intermediate
Municipal Fund Inc.

Neuberger Berman Intermediate Municipal
Fund Inc.

Neuberger Berman New York Intermediate
Municipal Fund Inc.

Semi-Annual Report
April 30, 2016

Contents

President’s Letter	1

PORTFOLIO COMMENTARIES	2

SCHEDULES OF INVESTMENTS
California Intermediate Municipal Fund Inc.	6
Intermediate Municipal Fund Inc.	11
New York Intermediate Municipal Fund Inc.	20

FINANCIAL STATEMENTS	28

FINANCIAL HIGHLIGHTS/PER SHARE DATA
California Intermediate Municipal Fund Inc.	39
Intermediate Municipal Fund Inc.	40
New York Intermediate Municipal Fund Inc.	41

Distribution Reinvestment Plan for each Fund	43
Directory	46
Proxy Voting Policies and Procedures	47
Quarterly Portfolio Schedule	47
Privacy Notice	Located after the Funds’ Report

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Investment Advisers LLC” and the individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC. ©2016 Neuberger Berman Management LLC, distributor. All rights reserved.

President’s Letter

Dear Stockholder,

I am pleased to present the semi-annual report for the Neuberger Berman Intermediate Municipal Closed-End Funds for the six months ended April 30, 2016. The report includes portfolio commentaries, listings of the Funds’ investments and their unaudited financial statements for the reporting period.

Each Fund’s investment objective is to provide a high level of current income exempt from regular federal income tax and, for each state-specific Fund, a high level of current income exempt from that state’s personal income taxes (and, in the case of the New York Fund, New York City personal income tax).

We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with superior tax-exempt current income over the long term with less volatility and risk.

On April 15, 2016, Neuberger Berman New York Intermediate Municipal Fund Inc. announced a decrease in its monthly distribution rate to $0.048 per share of common stock from the prior monthly distribution rate of $0.057 per share. On April 15, 2016, Neuberger Berman California Intermediate Municipal Fund Inc. also decreased its monthly distribution rate, decreasing it to $0.062 per share of common stock from the prior monthly distribution rate of $0.068 per share. The changes were reflected in the Funds’ May 16, 2016 distribution. The Funds’ decreases in distribution rates were the result of numerous factors, including the general decline in yields available in the municipal market and the resulting impact on the Funds’ levels of earnings.

Thank you for your confidence in the Funds. We will continue to do our best to earn your trust in the years to come.

Sincerely,

Robert Conti

President and CEO
Neuberger Berman California Intermediate Municipal Fund Inc.
Neuberger Berman Intermediate Municipal Fund Inc.
Neuberger Berman New York Intermediate Municipal Fund Inc.

Neuberger Berman Intermediate Municipal Closed-End Funds
Portfolio Commentaries

For the six months ended April 30, 2016, on a net asset value (NAV) basis, all three of the Neuberger Berman Intermediate Municipal Closed-End Funds posted positive returns and outperformed their benchmark, the Barclays 10-Year Municipal Bond Index. California Intermediate Municipal Fund, Intermediate Municipal Fund and New York Intermediate Municipal Fund posted 5.99%, 6.01% and 5.55% total returns for the period, respectively, whereas the benchmark generated a 3.94% return. (Fund performance on a market basis is provided in the table immediately following this letter.) The Funds’ use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed to the performance of each Fund given the positive return for the municipal market during the reporting period.

The municipal bond market posted a positive return and outperformed the overall taxable bond market during the six-month reporting period. Supporting the municipal bond market were generally solid fundamentals and the continued resiliency of the U.S. economy, which aided tax revenues. The municipal bond market was also the beneficiary of declining long-term Treasury yields and indications from the U.S. Federal Reserve (Fed) that it expected to take a less aggressive approach in terms of interest rate hikes in 2016. All told, the Barclays Municipal Bond Index gained 3.55% for the six months ended April 30, 2016. In contrast, the overall taxable bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.82%.

Given the steepness of the municipal yield curve and our aim to generate incremental income, we maintained a long duration for each of the Funds. This benefited performance as interest rates generally declined during the reporting period. In terms of the Funds’ municipal yield curve positioning, we maintained a barbell approach (investing in shorter and longer maturities). In contrast, the Funds’ benchmark is concentrated in the eight- to 12-year portion of the curve. Municipal yield curve positioning was negative for results as the intermediate portion of the municipal yield curve underperformed its shorter- and longer-term counterparts.

The Funds maintained a lower quality relative to that of the benchmark in an attempt to generate additional yield. This was additive for results given the outperformance of lower quality bonds during the reporting period. From a sector perspective, overweights to revenue bonds added to results as they largely outperformed general obligation bonds.

A number of changes were made to the Funds’ portfolios during the reporting period. In particular, we increased our allocation to lower rated securities in an attempt to boost the Funds’ yield.

Looking ahead, we maintain an overall positive outlook for the municipal bond market. While growth in many parts of the world has moderated, the U.S. economy has been relatively resilient. We believe this backdrop should be supportive for municipal tax revenues going forward. In addition, demand for municipal securities has been solid. In our view, the municipal bond market should continue to benefit from generally attractive valuations relative to other high-quality fixed income alternatives, especially on a tax-adjusted basis. In such an environment, we could see some further flattening of the municipal yield curve, with short-term interest rates rising more than long-term rates. In terms of the Fed, we believe it will take a very measured approach to raising interest rates as the year progresses. Despite these positives, periods of volatility could persist driven by headlines surrounding the Puerto Rico debt crisis and other one-off credit events.

Sincerely,

James L. Iselin and S. Blake Miller
Portfolio Co-Managers

The portfolio composition, industries and holdings of each Fund are subject to change without notice.

The opinions expressed are those of the Funds’ portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by the Funds, as well as the market value of shares of a Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

TICKER SYMBOLS
California Intermediate Municipal Fund Inc.	NBW
Intermediate Municipal Fund Inc.	NBH
New York Intermediate Municipal Fund Inc.	NBO

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC. PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	84.9
Florida	0.8
Georgia	0.4
Guam	1.6
Illinois	1.4
Louisiana	0.4
Nevada	0.8
New Jersey	0.6
North Carolina	0.6
Ohio	0.7
Pennsylvania	1.6
Puerto Rico	4.5
Tennessee	0.4
Texas	0.2
Virgin Islands	0.6
Other	0.1
Total	100.0%

* Derivatives, if any, are excluded from this chart.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC. PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	3.7
Georgia	0.4
Guam	2.0
Illinois	1.0
Louisiana	0.5
Nevada	1.0
New York	83.6
Ohio	0.4
Pennsylvania	2.0
Puerto Rico	2.6
Texas	0.3
Virgin Islands	0.7
Other	1.4
Total	100.0%

* Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS[1]
		Six Month	Average Annual Total Return
	Inception	Period Ended	Ended 04/30/2016
At NAV[2]	Date	04/30/2016	1 Year	5 Years	10 Years	Life of Fund
California Intermediate
Municipal Fund Inc.	09/24/2002	5.99%	8.25%	7.31%	6.39%	6.26%
Intermediate Municipal Fund Inc.	09/24/2002	6.01%	7.66%	8.71%	6.90%	6.69%
New York Intermediate
Municipal Fund Inc.	09/24/2002	5.55%	7.41%	6.26%	5.79%	5.75%
At Market Price[3]
California Intermediate
Municipal Fund Inc.	09/24/2002	8.60%	4.16%	9.12%	7.36%	6.09%
Intermediate Municipal Fund Inc.	09/24/2002	10.25%	12.79%	8.92%	8.11%	6.48%
New York Intermediate
Municipal Fund Inc.	09/24/2002	7.97%	6.63%	7.23%	5.92%	5.27%
Index
Barclays 10 Year Municipal Bond Index[4]		3.94%	5.89%	5.51%	5.51%	4.91%

Closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/cef-performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of a Fund’s common stock.

The investment return and market price will fluctuate and shares of a Fund’s common stock may trade at prices above or below NAV. Shares of a Fund’s common stock, when sold, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC (“Management”) had not waived a portion of its investment management fees during certain of the periods shown. Please see the Notes to Financial Highlights for additional information regarding fee waivers.

INTERMEDIATE MUNICIPAL FUND INC. PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
Alabama	0.6%	New Hampshire	0.3%
American Samoa	0.4	New Jersey	3.4
Arizona	4.1	New Mexico	0.3
California	19.9	New York	7.5
Colorado	2.4	North Carolina	2.3
Connecticut	0.2	Ohio	0.9
District of Columbia	2.0	Oklahoma	0.2
Florida	3.4	Oregon	0.1
Georgia	0.2	Pennsylvania	5.4
Guam	1.1	Puerto Rico	0.4
Hawaii	1.7	Rhode Island	0.6
Illinois	10.5	South Carolina	0.5
Indiana	2.3	Tennessee	1.1
Iowa	1.8	Texas	4.1
Kentucky	0.0	Utah	1.3
Louisiana	1.0	Vermont	2.0
Maine	0.5	Virginia	0.2
Maryland	0.5	Washington	2.4
Massachusetts	4.2	West Virginia	0.2
Michigan	1.8	Wisconsin	3.3
Minnesota	1.0	Tax Exempt Preferred	0.4
Mississippi	0.8	Other	0.1
Missouri	0.8	Total	100.0%
Nevada	1.8

* Derivatives, if any, are excluded from this chart.

Endnotes

1	A portion of each Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.

2	Returns based on the NAV of each Fund.

3	Returns based on the market price of shares of each Fund’s common stock on the NYSE MKT.

4	Please see “Description of Index” on page 5 for a description of the index.

For more complete information on any of the Neuberger Berman Intermediate Municipal Closed-End Funds, call Neuberger Berman Investment Advisers LLC at (800) 877-9700, or visit our website at www.nb.com.

Description of Index

Barclays 10-Year Municipal Bond Index:	The index is the 10-year (8-12 years to maturity) component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index measures the investment grade, U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all income dividends and other distributions, if any. The Funds may invest in securities not included in the above described index and generally do not invest in all securities included in the index.

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) 4/30/16

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Municipal Notes (165.4%)

American Samoa (0.7%)
$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$620

California (140.5%)
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/27	1,206
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,785
250	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands), Ser. 2016-A, 5.00%, due 10/1/28	304	ß
260	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands), Ser. 2016-A, 3.00%, due 10/1/29	262	ß
400	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands), Ser. 2016-A, 3.00%, due 10/1/30	401	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	2,004
1,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.95%, due 8/1/26	1,003
30	California HFA Home Mtge. Rev., Ser. 2007-E, 5.00%, due 2/1/42	30
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,141	ß
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch.	1,142
	Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014,	1,027	Ññß
	5.63%, due 7/1/44
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014,	508	Ñß
	5.13%, due 7/1/29
255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A,	265	ß
	4.50%, due 10/1/25
1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016,	1,060	ñß
	4.00%, due 7/1/26
100	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006-A,	100	ß
	5.00%, due 6/1/16
500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	534	ñß
375	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/25	417	ß
410	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/26	451	ß
455	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/27	495	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,078	ß
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	696	ß
605	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A,	633	ß
	4.00%, due 1/1/27
630	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A,	655	ß
	4.00%, due 1/1/28
330	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A,	339	ß
	4.00%, due 1/1/29
400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A,	437	ñß
	5.00%, due 7/1/30
450	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.), Ser. 2014-A, 4.13%, due 7/1/24	484	ß
555	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.), Ser. 2012-AN, 5.00%, due 12/1/21	673
1,240	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/22 Pre-Refunded 5/1/20	1,442
760	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/22	875
20	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	20
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/27	1,791
750	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.),	753	Ññß
	Ser. 2016, 7.00%, due 12/1/27
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,279	ñß
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%,	1,099
	due 6/1/20
415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016,	424	ñß
	4.50%, due 6/1/31
400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/31	438	ñß
600	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A,	670	ß
	5.35%, due 8/1/24
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,148

See Notes to Schedule of Investments	6

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$120	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999,	$120	ß
	5.38%, due 4/1/17
870	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	919	ß
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured),	863	ß
	5.00%, due 10/1/26
415	California Statewide CDA Rev. (Lancer Ed. Std. Hsg. Proj.), Ser. 2007, 5.40%, due 6/1/17	422	ß
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/28	846	ß
1,035	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009,	1,122	ñß
	6.25%, due 11/15/19
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee	1,639	ß
	Corp. Insured), 5.13%, due 7/1/24
130	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	133	ß
1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	1,717	ß
1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.),	1,338
	Ser. 2015, 4.50%, due 9/1/25
350	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/26	405
560	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/27	643
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%,	1,447	ß
	due 12/15/21
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured),	2,327
	4.00%, due 8/1/24
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured),	1,557
	5.00%, due 9/1/25
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured),	1,039
	6.00%, due 2/1/17
2,000	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2010, 5.50%,	2,057
	due 12/1/24 Pre-Refunded 12/1/16
2,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1,	2,034
	4.50%, due 6/1/27
590	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1,	591
	5.00%, due 6/1/33
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured),	1,330
	6.75%, due 8/1/40
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,080
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/26	1,241
150	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/23	169
300	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/24	335
450	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/25	499
645	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.50%, due 9/1/26	691
690	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.63%, due 9/1/27	737
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/24	851
315	La Verne Cert. of Participation (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/26	354	ß
500	La Verne Cert. of Participation (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	551	ß
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,303
495	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	508
3,900	Los Angeles Co. Metro. Trans. Au. Sales Tax Prop. A First Tier Sr. Rev., Ser. 2012-A, 5.00%, due 7/1/21	4,682
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,367
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	546	ß
850	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	756
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,066
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/29	871
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,661
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,654
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.),	1,214
	Ser. 2014, (AGM Insured), 5.00%, due 9/1/27
460	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 4.00%, due 9/1/21	476
600	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 5.00%, due 9/1/25	658
1,320	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/22	1,093
1,500	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/23	1,189
360	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	363

See Notes to Schedule of Investments	7

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured),	$1,279
	5.25%, due 12/1/24
400	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured),	521
	5.25%, due 12/1/26
2,600	Sacramento Muni. Utils. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	2,754
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24	1,516
	Pre-Refunded 8/1/18
400	San Diego Pub. Facs. Fin. Au. Lease Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%,	415
	due 2/15/19 Pre-Refunded 2/15/17
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	822
750	San Francisco City & Co. Arpts. Commission Int’l Ref. Rev., Ser. 2009-D2, 3.00%, due 5/1/21	821
1,000	San Francisco City & Co. Arpts. Commission Int’l Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/21	1,120
2,115	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B,	2,117
	(National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,213
700	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured),	702	ß
	4.95%, due 12/1/22
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured),	1,115
	5.00%, due 8/1/21
1,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/22	1,139
1,070	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/25	1,201
685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/29	788
105	San Mateo Union High Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 0.00%, due 9/1/25	76
895	San Mateo Union High Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 0.00%, due 9/1/25	638
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B,	979
	(National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009,	1,581
	(Assured Guaranty Insured), 5.00%, due 12/1/21
310	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013,	335
	(BAM Insured), 3.25%, due 6/1/25
575	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013,	617
	(BAM Insured), 3.50%, due 6/1/26
325	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013,	344
	(BAM Insured), 3.50%, due 6/1/27
270	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013,	283
	(BAM Insured), 3.50%, due 6/1/28
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	1,066
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013,	1,125
	5.00%, due 8/1/26
355	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010,	435
	(AGM Insured), 6.50%, due 12/1/37
1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded),	1,500
	Ser. 2010, (AGM Insured), 6.50%, due 12/1/37
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,416
2,000	Twin Rivers Unified Sch. Dist. Cert. of Participation (Sch. Fac. Bridge Funding Prog.), Ser. 2007,	2,004	µ
	(AGM Insured), 3.20%, due 6/1/27 Putable 6/1/20
615	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	671
1,385	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	1,520
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C,	3,525	[f]
	0.00%, due 8/1/37
1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,802
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B,	2,648
	(AGM Insured), 0.00%, due 9/1/26
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured),	1,890	[g]
	0.00%, due 8/1/36
		123,511

See Notes to Schedule of Investments	8

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Florida (1.3%)
$500	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A,	$505	Ññß
	6.00%, due 6/1/30
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	591	ß
		1,096

Georgia (0.7%)
600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	610	Ññß

Guam(2.7%)
1,110	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,213
1,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,128
		2,341

Illinois (2.3%)
170	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	172
1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/23	1,023
750	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	845
		2,040

Louisiana (0.7%)
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A,	596	ß
	7.63%, due 12/15/28

Nevada (1.4%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,201

New Jersey (0.9%)
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	829	ß

North Carolina (0.9%)
750	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.),	797	ß
	Ser. 2012-A, 4.25%, due 3/1/24

Ohio(1.1%)
1,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	963

Pennsylvania (2.7%)
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2,	2,394
	6.00%, due 12/1/34

Puerto Rico (7.5%)
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee	2,114
	Corp. Insured), 5.50%, due 7/1/20
400	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Int’l American Univ. Proj.), Ser. 2012,	406	ß
	5.00%, due 10/1/21
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,043
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,012
		6,575

Tennessee (0.7%)
500	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A,	604
	5.25%, due 9/1/23

See Notes to Schedule of Investments	9

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Texas(0.3%)
$300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%,	$303	Ññß
	due 1/1/45

Virgin Islands (1.0%)
250	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/24	290
500	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	563
		853
Total Municipal Notes (Cost $132,975)		145,333

Variable Rate Demand Preferred Shares (0.2%)

California (0.2%)
200	Nuveen California Dividend Advantage Muni. Fund, Ser. 2014-6, (LOC: Citibank, N.A.), 0.53%,	200	ñµ
	due 8/1/40 (Cost $200)
Total Investments (165.6%) (Cost $133,175)		145,533	##
Cash, receivables and other assets, less liabilities (1.5%)		1,358
Liquidation Value of Variable Rate Municipal Term Preferred Shares [(67.1%)]		(59,000)
Total Net Assets Applicable to Common Stockholders (100.0%)		$87,891

See Notes to Schedule of Investments	10

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) 4/30/16

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Municipal Notes (155.2%)

Alabama (1.0%)
$800	Rib Floater Trust Rev. (Alfed Aid Hwy.), Ser. 2013-2W, (LOC: Barclays Bank PLC), 0.49%, due 9/1/26	$800	ñµ
1,900	Selma IDB Rev. (Int’l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/35	2,168	ß
		2,968

American Samoa (0.6%)
1,700	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	1,757

Arizona (6.3%)
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (Assured Guaranty Insured), 5.13%,	5,500
	due 9/1/21 Pre-Refunded 9/1/18
4,560	Mohave Co. Ind. Dev. Au. Correctional Fac. Contract Rev. (Mohave Prison LLC Expansion Proj.),	4,932	ß
	Ser. 2008, 7.50%, due 5/1/19
2,250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	2,503	ñ
3,500	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/24	3,791	ß
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/28	504	‡ßÑ
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/24	462
1,745	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	1,755
		19,447

California (31.1%)
50	California HFA Rev. (Home Mtge.), Ser. 2007-E, 5.00%, due 2/1/42	50
1,755	California HFA Rev. (Home Mtge.), Ser. 2006-E, (FGIC Insured), 4.95%, due 8/1/26	1,760
2,250	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/39	2,511	ß
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%,	1,141	ß
	due 11/15/26
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.),	1,970
	Ser. 2010, 5.13%, due 8/15/24
805	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.00%,	835	Ññß
	due 7/1/24
630	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.13%,	651	Ññß
	due 7/1/29
1,195	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014,	1,225	Ñß
	5.00%, due 7/1/24
430	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014,	437	Ñß
	5.13%, due 7/1/29
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 4.00%,	530	ñß
	due 7/1/26
570	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	609	ñß
585	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%,	617	ß
	due 1/1/26
1,300	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%,	1,422	ñß
	due 7/1/30
1,685	California St. G.O., Ser. 2007, (XLCA Insured), 4.50%, due 8/1/27	1,730
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC	502	Ññß
	Proj.), Ser. 2016, 7.00%, due 12/1/27
5,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	5,697	ñß
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,549
735	California Statewide CDA Rev. (California Baptist Univ. Proj.), Ser. 2007-A, 5.30%, due 11/1/18	776	ß
1,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda	1,072
	Wilder Proj.), Ser. 2015, 4.25%, due 9/1/21
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/33	2,494
855	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1,	869
	4.50%, due 6/1/27

See Notes to Schedule of Investments	11

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured),	$2,660
	6.75%, due 8/1/40
1,950	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/17	2,041
1,115	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/18	1,204
590	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	651	ß
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured),	2,955
	0.00%, due 8/1/24
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E,	5,940	[b]
	(Assured Guaranty Insured), 0.00%, due 8/1/29
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 0.00%, due 8/1/34	6,433	[c]
1,645	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee	1,451
	Corp. Insured), 0.00%, due 8/1/19
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured),	5,211
	5.25%, due 12/1/26
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%,	2,165	[d]
	due 8/1/34
740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 5.00%, due 9/1/17	742
2,000	San Francisco City & Co. Arpt. Commission Int’l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,233
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%,	5,774	[e]
	due 8/1/32
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013,	1,733
	5.00%, due 8/1/26
2,040	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,464
920	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	1,003
2,080	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	2,282
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%,	10,658	[f]
	due 8/1/37
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured	3,763
	Guaranty Insured), 0.00%, due 8/1/26
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured),	2,520	[g]
	0.00%, due 8/1/36
		95,330

Colorado (3.7%)
565	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.), Ser. 2015,	570	ñß
	4.50%, due 4/1/25
1,000	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.), Ser. 2015,	1,006	ñß
	5.13%, due 4/1/35
465	Colorado Ed. & Cultural Facs. Au. Rev. Ref., Ser. 2014, 4.00%, due 11/1/24	476	Ñß
750	Colorado Ed. & Cultural Facs. Au. Rev. Ref., Ser. 2014, 4.50%, due 11/1/29	765	Ñß
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/24	5,810
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/23	2,621	ñ
		11,248

Connecticut (0.3%)
750	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/25	783

District of Columbia (3.1%)
1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured),	1,742	ß
	4.10%, due 12/1/26
1,025	Dist. of Columbia Hosp. Rev., Ser. 2010, (Assured Guaranty Insured), 0.61%, due 7/15/17	1,025	ñµk
3,035	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/22	3,219	ß
1,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2008-A, 5.50%, due 10/1/18	1,107
2,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/26	2,311
		9,404

See Notes to Schedule of Investments	12

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Florida (5.2%)
$1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/26	$1,172
1,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.), Ser. 2012-A, 5.50%,	1,103	ß
	due 6/15/22
3,120	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.), Ser. 2013-A, 6.75%,	3,412	ß
	due 12/15/27
1,750	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.), Ser. 2014-A, 5.75%,	1,885	ß
	due 6/15/29
500	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%,	505	Ññß
	due 6/1/30
100	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (Jetblue Airways Corp. Proj.), Ser. 2013, 5.00%,	106	ß
	due 11/15/36
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/32	1,235	ß
	Pre-Refunded 8/15/19
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/27	1,257	ß
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/25	2,356
2,000	Martin Co. Ind. Dev. Au. Ref. Rev. (Indiantown Cogeneration Proj.), Ser. 2013, 4.20%, due 12/15/25	2,042	ß
990	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/29	1,022
		16,095

Georgia (0.4%)
1,100	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	1,118	Ññß

Guam (1.7%)
1,220	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2011-A, 5.75%, due 11/1/20	1,434
650	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2011-A, 5.75%, due 11/1/21	773
2,630	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	2,967
		5,174

Hawaii (2.6%)
5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/24	5,752
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc.-Subsidiary), Ser. 2009,	2,280	ß
	6.50%, due 7/1/39
		8,032

Illinois (16.4%)
1,030	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	1,042
5,705	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/27	6,569
250	Chicago G.O., Ser. 2002-2002B, 5.13%, due 1/1/27	250
2,000	Chicago G.O., Ser. 2002-B, 5.00%, due 1/1/25	2,007
2,000	Chicago G.O., Ser. 2009-C, 5.00%, due 1/1/27	1,985
1,000	Chicago Ref. G.O., Ser. 2005-D, 5.50%, due 1/1/40	999
700	Chicago Ref. G.O., Ser. 2014-A, 5.00%, due 1/1/27	695
1,350	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.45%, due 12/1/30	1,521
1,960	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.50%, due 12/1/31	2,208
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008, 5.00%,	2,139
	due 12/1/25
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24	4,352	ß
3,340	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/22	3,858	ß
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998-A, (FGIC Insured),	1,759
	5.50%, due 6/15/17
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured),	1,286
	0.00%, due 6/15/26
3,900	Illinois St. G.O., Ser. 2012, 4.00%, due 8/1/25	4,033
1,000	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	1,127
1,830	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/26	2,027	ß

See Notes to Schedule of Investments	13

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$945	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A-1, (BAM Insured), 5.00%,	$1,099
	due 2/15/27
1,375	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A-1, (BAM Insured), 5.00%,	1,590
	due 2/15/28
715	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A-1, (BAM Insured), 5.00%,	822
	due 2/15/29
2,725	Univ. of Illinois (Hlth. Svc. Facs. Sys.), Ser. 2013, 5.00%, due 10/1/27	3,123	ß
2,875	Univ. of Illinois (Hlth. Svc. Facs. Sys.), Ser. 2013, 5.75%, due 10/1/28	3,536	ß
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/31	2,232
		50,259

Indiana (3.6%)
4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%, due 8/1/29	4,504	ß
	Pre-Refunded 2/1/19
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A,	534	ß
	5.00%, due 6/1/32
500	Indiana Fin. Au. Rev. (I-69 Dev. Partners LLC), Ser. 2014, 5.25%, due 9/1/25	586	ß
500	Indiana Fin. Au. Rev. (I-69 Dev. Partners LLC), Ser. 2014, 5.25%, due 9/1/26	584	ß
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp.	3,778
	Insured), 5.75%, due 12/1/21
1,000	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/24	1,183	ß
		11,169

Iowa (2.9%)
5,110	Iowa Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2008, 5.50%, due 8/1/22 Pre-Refunded 8/1/18	5,646
2,325	Iowa Std. Loan Liquidity Corp. Rev., Ser. 2011-A-1, 5.00%, due 12/1/21	2,476
665	Iowa Std. Loan Liquidity Corp. Rev., Ser. 2011-A-1, 5.30%, due 12/1/23	714
		8,836

Kentucky (0.0%)
150	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	151	ß

Louisiana (1.6%)
1,500	Louisiana Local Gov’t Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%,	1,787	ß
	due 11/1/35
500	Louisiana Pub. Facs. Au. Rev. (Archdiocese of New Orleans Proj.), Ser. 2007, (CIFG Insured),	505	ß
	4.50%, due 7/1/37
775	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.),	924	ß
	Ser. 2013-A, 7.63%, due 12/15/28
1,655	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%,	1,801	µß
	due 12/1/40 Putable 6/1/22
		5,017

Maine (0.8%)
2,400	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2005, 6.25%,	2,458	ñµß
	due 1/1/25 Putable 2/1/17

Maryland (0.8%)
100	Howard Co. Retirement Comm. Rev. Ref. (Vantage House Fac.), Ser. 2007-A, 5.25%, due 4/1/33	100	ß
2,400	Prince Georges Co. Hsg. Au. Multi-Family Rev. (Bristol Pines Apts. Proj.), Ser. 2005, (Fannie Mae	2,444	µß
	Insured), 4.85%, due 12/15/38 Putable 12/15/23
		2,544

See Notes to Schedule of Investments	14

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Massachusetts (6.5%)
$200	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.), Ser. 2014-F, 5.00%, due 7/15/24	$219	ß
415	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.), Ser. 2014-F, 5.00%, due 7/15/25	450	ß
200	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.), Ser. 2014-F, 5.00%, due 7/15/26	215	ß
190	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.), Ser. 2014-F, 5.00%, due 7/15/27	203	ß
150	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.), Ser. 2014-F, 5.00%, due 7/15/28	159	ß
2,570	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2011-J, 5.00%, due 7/1/23	2,865
3,615	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2012-J, 4.70%, due 7/1/26	3,825
4,220	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2013-K, 4.50%, due 7/1/24	4,648
5,000	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/25	5,340
2,095	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	2,103
		20,027

Michigan (2.7%)
1,000	Jackson College Dormitories Hsg. Rev., Ser. 2015, 6.50%, due 5/1/35	1,117
500	Jackson College Dormitories Hsg. Rev., Ser. 2015, 6.75%, due 5/1/46	556
3,820	Michigan St. Hsg. Dev. Au. Rev., Ser. 2008-A, (LOC: JP Morgan Chase), 0.54%, due 10/1/37	3,820	µ
2,000	Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%, due 11/1/20	2,004
750	Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.50%, due 11/1/35	752
100	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	100
		8,349

Minnesota (1.5%)
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	2,074	ß
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children’s Hlth. Care Facs.), Ser. 2010-A1,	2,517	ß
	(AGM Insured), 4.50%, due 8/15/24
		4,591

Mississippi (1.2%)
3,320	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	3,632	ß

Missouri (1.2%)
660	Bridgeton Ind. Dev. Au. Ref. Rev. (Hilltop Comm. Imp. Dist. Proj.), Ser. 2015-A, 4.25%, due 5/1/35	669
390	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR (Unrefunded Bal. Drinking Wtr.), Ser. 2002-B,	391
	5.50%, due 7/1/16
2,275	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children’s Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	2,547	ß
		3,607

Nevada (2.8%)
1,900	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 4.00%,	1,927	ñß
	due 12/15/25
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%,	514	ñß
	due 12/15/45
1,635	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 6.50%, due 6/15/17	1,740
3,545	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	4,260
		8,441

New Hampshire (0.5%)
1,500	New Hampshire St. Bus. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.00%,	1,537	ñµß
	due 4/1/29 Putable 10/1/19

New Jersey (5.2%)
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	2,764	ß
500	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.), Ser. 2013, 5.25%,	582	ß
	due 1/1/25

See Notes to Schedule of Investments	15

Schedule of Investments Intermediate Municipal Fund Inc.

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$500	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.), Ser. 2013, 5.50%,	$590	ß
	due 1/1/26
1,420	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group),	1,442	ß
	Ser. 2013, 3.50%, due 7/1/24
1,470	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group),	1,495	ß
	Ser. 2013, 3.63%, due 7/1/25
1,520	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group),	1,552	ß
	Ser. 2013, 3.75%, due 7/1/26
765	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group),	791	ß
	Ser. 2013, 4.00%, due 7/1/27
180	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured),	201
	5.25%, due 12/15/20
6,275	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/26	6,671
		16,088

New Mexico (0.5%)
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax	517	Ññ
	Increment Bond), Ser. 2015, 5.25%, due 5/1/25
1,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax	1,052	Ññ
	Increment Bond), Ser. 2015, 5.75%, due 5/1/30
		1,569

New York (11.7%)
625	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/29	711	ß
1,100	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/24	1,240	ß
835	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/29	940	ß
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts), Ser. 2013-A,	511	ß
	3.88%, due 4/15/23
1,450	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts), Ser. 2013-A,	1,492	ß
	5.00%, due 4/15/43
1,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%,	1,088	ñß
	due 1/1/25
700	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/23	831	ß
735	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/24	878	ß
1,400	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 5.25%, due 1/1/24	1,377	ñß
1,000	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-A, 5.00%,	1,017	ß
	due 12/1/28
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/40	555	ñß
1,100	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	Ñ‡z
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009,	4,520	ß
	5.25%, due 7/1/33 Pre-Refunded 7/1/19
3,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	3,837
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	2,084
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	2,052
2,000	New York St. Urban Dev. Corp. Rev., Ser. 2008-D, 5.25%, due 1/1/20	2,235
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/20	805
495	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/20	561
520	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/21	602
550	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/22	647
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/23	1,635	ß
1,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. (Covanta Energy Proj.), Ser. 2012-B, 4.00%,	1,023	ñß
	due 11/1/24
1,155	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/26	1,268
850	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2008-XF0288,	850	ñµ
	(LOC: JP Morgan Chase), 0.44%, due 7/1/30

See Notes to Schedule of Investments	16

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$2,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	$2,474
600	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%,	616	ñß
	due 6/1/30
		35,849

North Carolina (3.6%)
1,835	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.),	1,950	ß
	Ser. 2012-A, 4.25%, due 3/1/24
2,000	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/23	2,301	ß
3,740	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev., Ser. 2009-A, 5.00%,	4,144
	due 1/1/26 Pre-Refunded 1/1/19
1,510	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev., Ser. 2009-A, 5.00%,	1,657
	due 1/1/26
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%,	1,144
	due 6/1/24 Pre-Refunded 6/1/19
		11,196

Ohio (1.4%)
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/27	2,321
1,000	Ohio St. Wtr. Dev. Au. Poll Ctrl. Facs. Rev. Ref. (First Energy Nuclear Generation Proj.), Ser. 2006-B,	1,047	µß
	4.00%, due 12/1/33 Putable 6/3/19
1,000	Ohio St. Wtr. Dev. Au. Poll Ctrl. Facs. Rev. Ref. (First Energy Nuclear Generation Proj.), Ser. 2008-C,	1,038	µß
	3.95%, due 11/1/32 Putable 5/1/20
		4,406

Oklahoma (0.2%)
250	Tulsa Arpt. Imp. Trust Ref. Rev., Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/24	296
400	Tulsa Arpt. Imp. Trust Ref. Rev., Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/25	468
		764

Oregon (0.2%)
480	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%,	494
	due 7/1/27

Pennsylvania (8.4%)
3,000	Beaver Co. Ind. Dev. Au. Rev. Ref. (Firstenergy Generation LLC), Ser. 2006-A, 3.50%, due 4/1/41	3,107	µß
	Putable 6/1/20
500	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.50%, due 5/1/25	520	ß
350	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.60%, due 5/1/26	363	ß
2,830	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.),	2,881	ß
	Ser. 2015-A, 4.25%, due 7/1/30
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008-A, 6.10%, due 7/1/22	2,076	ß
1,250	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/28	1,431	ß
1,105	Moon Ind. Dev. Au. Rev. Ref. (Baptist Homes Society Obligated Group), Ser. 2015, 5.63%,	1,154	ß
	due 7/1/30
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%,	3,664
	due 4/1/27
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%,	3,033	ß
	due 11/1/24
1,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 6.00%,	1,197
	due 12/1/34
3,785	Reading G.O., Ser. 2010-C, 5.63%, due 11/15/20	3,971
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/27	2,235
		25,632

See Notes to Schedule of Investments	17

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Puerto Rico (0.7%)
$2,020	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee	$2,135
	Corp. Insured), 5.50%, due 7/1/20

Rhode Island (0.9%)
2,650	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2013-A, 3.75%, due 12/1/26	2,707

South Carolina (0.8%)
2,400	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Dorris Properties LLC Proj.), Ser. 2006, (LOC: TD	2,400	µß
	Bank N.A.), 0.85%, due 7/1/32

Tennessee (1.8%)
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	3,047
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (LOC: Goldman Sachs Group, Inc.), Ser. 2006-A,	2,415
	5.25%, due 9/1/23
		5,462

Texas (6.4%)
250	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	252	ß
500	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy), Ser. 2014-A, 5.88%, due 3/1/24	528	ß
1,000	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy), Ser. 2014-A, 6.63%, due 3/1/29	1,062	ß
1,050	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/22	1,046	ß
250	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/28	267	ñ
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/42	2,072	ß
500	Gulf Coast Ind. Dev. Au. Rev. (CITGO Petroleum Proj.), Ser. 1995, 4.88%, due 5/1/25	527	ß
1,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B,	1,136	ß
	5.75%, due 1/1/28
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33	3,146
460	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation), Ser. 2012-A, 4.00%, due 2/15/22	491	ß
1,000	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation), Ser. 2012-A, 5.00%, due 2/15/32	1,104	ß
1,000	Houston Pub. Imp. Ref. G.O., Ser. 2008-A, 5.00%, due 3/1/20 Pre-Refunded 3/1/18	1,077
3,000	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/23	3,374
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev. (St. Edwards Univ. Proj.), Ser. 2007, 5.00%,	521	ß
	due 6/1/19
1,500	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/21	1,715
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,315
		19,633

Utah (2.0%)
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,623	ß
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20 Pre-Refunded 6/1/18	1,312
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	526	ñß
185	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.00%, due 7/1/20	193
170	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.25%, due 7/1/21	177
240	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.45%, due 7/1/22	250
		6,081

Vermont (3.2%)
1,600	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2012-A, 5.00%, due 6/15/21	1,777
465	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2013-A, 4.25%, due 6/15/24	498
1,105	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2013-A, 4.35%, due 6/15/25	1,178
1,640	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2013-A, 4.45%, due 6/15/26	1,750
535	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2013-A, 4.55%, due 6/15/27	569
1,800	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2014-A, 5.00%, due 6/15/24	2,107
1,700	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2015-A, 4.13%, due 6/15/27	1,790
		9,669

See Notes to Schedule of Investments	18

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Virginia (0.3%)
$1,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%,	$1,029	ß
	due 12/1/22

Washington (3.8%)
1,600	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%, due 12/1/25	1,701
6,700	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/28	7,128
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/29	2,782	ß
		11,611

West Virginia (0.4%)
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser. 2008, 5.00%, due 7/1/19 Pre-Refunded 7/1/18	1,089

Wisconsin (5.2%)
1,250	Pub. Fin. Au. Ed. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.), Ser. 2016-A, 4.00%,	1,246	ß
	due 12/1/36
870	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/30	889	ñß
200	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/35	205	ñß
1,910	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/25	1,965	ß
1,100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College), Ser. 2010-A, 6.13%, due 6/1/35	1,226	ß
1,225	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College), Ser. 2010-A, 6.13%, due 6/1/39	1,360	ß
1,340	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 2008-B3, 5.00%, due 10/1/30	1,531	ß
	Pre-Refunded 12/23/19
3,660	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 2008-B3, 5.00%, due 10/1/30	4,112	ß
3,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2009, 5.63%, due 12/1/29	3,364	ß
	Pre-Refunded 12/1/18
		15,898
Total Municipal Notes (Cost $426,671)		475,686

Tax Exempt Preferred (0.6%)

Real Estate (0.6%)
1,725	Munimae TE Bond Subsidiary LLC, Unsecured Notes, 5.00%, due 4/30/28 (Cost $1,725)	1,828	Ññ

Variable Rate Demand Preferred Shares (0.1%)

California (0.1%)
400	Nuveen California Dividend Advantage Muni. Fund, Ser. 2014-6, (LOC: Citibank, N.A.), 0.53%,	400	ñµ
	due 8/1/40 (Cost $400)
Total Investments (155.9%) (Cost $428,796)		477,914	##
Cash, receivables and other assets, less liabilities (2.6%)		8,021
Liquidation Value of Variable Rate Municipal Term Preferred Shares [(58.5%)]		(179,400)
Total Net Assets Applicable to Common Stockholders (100.0%)		$306,535

See Notes to Schedule of Investments	19

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) 4/30/16

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Municipal Notes (160.3%)

American Samoa (0.7%)
$500	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$517

California (6.1%)
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC	251	Ññß
	Proj.), Ser. 2016, 7.00%, due 12/1/27
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured),	2,674
	0.00%, due 8/1/24
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,621
		4,546

Georgia (0.7%)
500	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	508	Ññß

Guam (3.2%)
1,135	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,285
1,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,128
		2,413

Illinois (1.6%)
175	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	177
1,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/23	1,023
		1,200

Louisiana (0.8%)
500	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.),	596	ß
	Ser. 2013-A, 7.63%, due 12/15/28

Nevada (1.6%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,202

New York (135.9%)
380	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A,	439	ß
	5.00%, due 12/1/27
375	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A,	431	ß
	5.00%, due 12/1/28
270	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A,	309	ß
	5.00%, due 12/1/29
1,000	Barclays Cap. Muni. Trust Receipts Var. Sts. (Floaters), Ser. 2011-7B, 0.45%, due 11/1/27	1,000	ñµ
500	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/27	576	ß
500	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/28	572	ß
270	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/26	331	ß
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/29	270	ß
250	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.), Ser. 2014, 5.00%, due 7/1/22	295	ß
500	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.), Ser. 2014, 5.00%, due 7/1/29	577	ß
250	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/45	256	ß
155	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/26	189	ß
125	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/27	151	ß
195	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/28	233	ß
220	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/29	262	ß
325	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/30	385	ß
565	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/24	637	ß
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int’l Cultures), Ser. 2013-A, 3.88%, due 4/15/23	511	ß
205	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.),	213	ñß
	Ser. 2014, 3.75%, due 1/1/20

See Notes to Schedule of Investments	20

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$200	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.),	$218	ñß
	Ser. 2014, 4.50%, due 1/1/25
500	Cattaraugus Co. IDA Civic Fac. Rev. (St. Bonaventure Univ. Proj.), Ser. 2006-A,	500	ß
	5.00%, due 5/1/23
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,179	ß
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25	1,185
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,500	ß
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,723	ß
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	619
755	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 4.75%, due 1/1/20	754	ñß
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006-E, (BHAC Insured), 5.00%, due 12/1/21	1,076
300	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured),	354	ß
	5.00%, due 1/15/29
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A,	582	ß
	5.00%, due 10/1/24
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A,	578	ß
	5.00%, due 10/1/25
250	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A,	265	ß
	4.00%, due 10/1/26
1,120	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/23	1,267	ß
210	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/25	236	ß
1,265	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured),	1,532
	5.00%, due 9/1/27
2,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/28	2,404
500	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.),	600	ß
	Ser. 2014, 5.00%, due 7/1/23
1,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.),	1,186	ß
	Ser. 2014, 5.00%, due 7/1/27
950	New York City G.O., Ser. 2009-B, 5.00%, due 8/1/22	1,072
1,000	New York City G.O., Ser. 2009-E, 5.00%, due 8/1/21	1,129
490	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-A,	498	ß
	5.00%, due 12/1/28
100	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-B,	101	ß
	5.25%, due 12/1/36
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/40	555	ñß
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,542	ß
660	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	Ñ‡z
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,012	ß
1,815	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A,	1,876	ß
	3.00%, due 7/1/27
410	New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995-A, 5.63%, due 7/1/16	413
780	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013,	886	ß
	4.63%, due 7/1/25
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009,	548	ß
	5.00%, due 7/1/24
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008,	952	ß
	(FHA Insured), 5.00%, due 8/1/21
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009,	1,803	ß
	5.25%, due 7/1/24 Pre-Refunded 7/1/19
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group),	2,186	ß
	Ser. 2011-A, 4.38%, due 5/1/26
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2006-A,	1,008	ß
	5.00%, due 7/1/20
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B,	776	ß
	5.25%, due 7/1/24 Pre-Refunded 7/1/17
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology),	1,504	ß
	Ser. 2012, 4.00%, due 7/1/28

See Notes to Schedule of Investments	21

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

$2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John’s Univ.), Ser. 2007-C,	$2,265	ß
	(National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/19
600	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph’s College), Ser. 2010,	623	ß
	5.25%, due 7/1/25
460	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group),	487	ß
	Ser. 2014-A, 4.00%, due 1/1/26
470	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group),	494	ß
	Ser. 2014-A, 4.00%, due 1/1/27
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group),	209	ß
	Ser. 2014-A, 4.00%, due 1/1/28
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group),	288	ß
	Ser. 2014-A, 4.13%, due 1/1/29
1,350	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	1,619
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,441
1,500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.),	1,532	ß
	Ser. 2004-A, 2.75%, due 7/1/17
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,256
1,615	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.50%, due 11/1/29	1,689
960	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/27	991
1,045	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	1,072
1,230	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/23	1,408
1,295	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/24	1,482
1,000	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2007-B,	1,061
	5.00%, due 4/1/20 Pre-Refunded 10/1/17
1,090	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2009-B,	1,219
	5.00%, due 4/1/19
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,397
665	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A-1, 5.00%, due 12/15/23	710
	Pre-Refunded 12/15/17
300	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A-1, 5.00%, due 12/15/23	320
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	923
900	Niagara Area Dev. Corp. Rev. (Covanta Energy Proj.), Ser. 2012, 4.00%, due 11/1/24	920	ñß
640	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/25	727	ß
300	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/26	339	ß
1,100	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured),	1,252
	4.00%, due 6/15/26
1,010	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/29	1,174	ß
500	Onondaga Civic Dev. Corp. Rev. (St. Joseph’s Hosp. Hlth. Ctr. Proj.), Ser. 2014-A, 5.00%, due 7/1/25	564	ß
	Pre-Refunded 7/1/19
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,142	ß
1,500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	1,578
3,000	Port Au. New York & New Jersey Cons. Bonds, Ser. 2012-175, 3.00%, due 12/1/27	3,167
750	Rensselaer City Sch. Dist. Cert. Participation, Ser. 2006, (XLCA Insured), 5.00%, due 6/1/26	752
1,500	Rockland Co. G.O. (Pub. Imp. ), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	1,671
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22	1,069	ß
1,410	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/28	1,653	ß
1,980	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/25	2,290
1,830	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2008-XF0288,	1,830	ñµ
	(LOC: JP Morgan Chase), 0.44%, due 7/1/30
190	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp.	201
	Insured), 4.75%, due 1/1/24
1,000	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	1,103
765	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23	843
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,574
3,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	3,711
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	1,026	ñß
825	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.), Ser. 2016, 5.00%, due 11/1/30	978	ß
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,530	ß
		101,836

See Notes to Schedule of Investments	22

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

(000’s omitted)		(000’s omitted)

Ohio (0.7%)
$500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	$482

Pennsylvania (3.2%)
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 6.00%,	2,394
	due 12/1/34

Puerto Rico (4.2%)
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee	2,113
	Corp. Insured), 5.50%, due 7/1/20
1,060	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.),	1,057	ß
	Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/16
		3,170

Texas (0.5%)
400	Mission Econ. Dev. Corp. Wtr. Sply. Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%,	404	Ññß
	due 1/1/45

Virgin Islands (1.1%)
250	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/24	290
500	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	563
		853
	Total Municipal Notes (Cost $112,089)	120,121

UNITS

Liquidating Trust - Real Estate (2.3%)
600	CMS Liquidating Trust (Cost $3,105)	1,747	#*^^
Total Investments (162.6%) (Cost $115,194)		121,868	##
Cash, receivables and other assets, less liabilities (1.9%)		1,360
Liquidation Value of Variable Rate Municipal Term Preferred Shares [(64.5%)]		(48,300)
Total Net Assets Applicable to Common Stockholders (100.0%)		$74,928

See Notes to Schedule of Investments	23

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC(1) (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●  Level 1 – quoted prices in active markets for identical investments
●  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●  Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (each Fund’s Board of Directors, a “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

(1)	Please note, as explained further in Note E to the Financial Statements, effective January 1, 2016, Neuberger Berman Management LLC transferred its rights and obligations to Management.

See Notes to Schedule of Investments	24

Notes to Schedule of Investments (Unaudited) (cont’d)

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of April 30, 2016:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
California
Investments:
Municipal Notes^	$—	$145,333	$—	$145,333
Variable Rate Demand Preferred Shares^	—	200	—	200
Total Investments	—	145,533	—	145,533
Intermediate
Investments:
Municipal Notes^	—	475,686	—	475,686
Tax Exempt Preferred	—	1,828	—	1,828
Variable Rate Demand Preferred Shares^	—	400	—	400
Total Investments	—	477,914	—	477,914
New York
Investments:
Municipal Notes^	—	120,121	—	120,121
Liquidating Trust—Real Estate	—	—	1,747	1,747
Total Investments	—	120,121	1,747	121,868

^	The Schedule of Investments provides a categorization by state.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

										Net change in
										unrealized
										appreciation/
										(depreciation)
	Beginning			Change in						from
	balance,	Accrued		unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	Realized	appreciation/			in to	out of	as of	still held as
	11/1/2015	(premiums)	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	4/30/2016	of 4/30/2016
(000’s omitted)
Investments in
Securities:
New York
Units
Liquidating
Trust—
Real Estate	$1,731	$—	$—	$16	$—	$—	$—	$—	$1,747	$16
Total	$1,731	$—	$—	$16	$—	$—	$—	$—	$1,747	$16

See Notes to Financial Statements	25

Notes to Schedule of Investments (Unaudited)(cont’d)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2016:

Impact to
valuation
						Input	from
	Asset	Fair value	Valuation	Unobservable	Range	value	decrease
	class	at 4/30/2016	techniques	input	per unit	per unit	in input
New York	Units	$1,747,200	Income Approach	Appraised value	$2,685 - $2,974	$2,974	Increase

As of the six months ended April 30, 2016, the Funds had no transfers between Levels 1, 2 or 3 based on the beginning of period market values as of October 31, 2015.

##	At April 30, 2016, selected fund information on a U.S. federal income tax basis was as follows:
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
(000’s omitted)	Cost	Appreciation	Depreciation	(Depreciation)
California	$133,175	$12,414	$56	$12,358
Intermediate	428,818	51,351	2,255	49,096
New York	115,221	8,694	2,047	6,647

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 4/30/2016, these securities amounted to approximately $9,692,000 or 11.0% of net assets applicable to common stockholders for California, approximately $34,232,000 or 11.2% of net assets applicable to common stockholders for Intermediate and approximately $7,679,000 or 10.2% of net assets applicable to common stockholders for New York. Securities denoted with “ñ” but without “Ñ” have been deemed by the investment manager to be liquid.

µ	Variable or floating rate security. The interest rate shown was the current rate as of 4/30/2016 and changes periodically.

b	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

c	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

d	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

e	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

f	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

g	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

k	Security is subject to a guarantee provided by Citibank N.A., backing 100% of the total principal.

z	Amount less than one thousand.

See Notes to Financial Statements	26

Notes to Schedule of Investments (Unaudited) (cont’d)

*	Non-income producing security.

^^	Security fair valued as of 4/30/2016 in accordance with procedures approved by the Board. Total value of all such securities at 4/30/2016 amounted to approximately $1,747,000, which represents 2.3% of net assets applicable to common stockholders of New York.

‡	Defaulted securities.

Ñ	Illiquid security.

#	These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale.

At 4/30/2016, these securities amounted to approximately $1,747,000, which represents 2.3% of net assets applicable to common stockholders of New York.

				Acquisition		Fair Value
				Cost Percentage		Percentage
				of Net Assets		of Net Assets
				Applicable		Applicable
				to Common		to Common
				Stockholders		Stockholders
		Acquisition	Acquisition	as of Acquisition	Value as of	as of
(000’s omitted)	Restricted Security	Date	Cost	Date	4/30/2016	4/30/2016
New York	CMS Liquidating Trust	11/21/2012	$3,105	4.0%	$1,747	2.3%

See Notes to Financial Statements	27

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman

(000’s omitted except per share amounts)

	CALIFORNIA		NEW YORK
	INTERMEDIATE	INTERMEDIATE	INTERMEDIATE
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	April 30, 2016	April 30, 2016	April 30, 2016
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers	$145,533	$477,914	$121,868
Cash	85	1,607	44
Interest receivable	1,732	6,504	1,655
Receivable for securities sold	—	1,690	—
Deferred offering costs (Note A)	95	181	88
Prepaid expenses and other assets	3	9	2
Total Assets	147,448	487,905	123,657
Liabilities
Variable Rate Municipal Term Preferred Shares Series A ($100,000
liquidation value per share; 590, 1,794 and 483 shares outstanding
for California, Intermediate and New York, respectively) (Note A)	59,000	179,400	48,300
Distributions payable-preferred shares	80	243	66
Distributions payable-common stock	344	1,408	244
Payable to investment manager (Note B)	30	100	25
Payable to administrator (Note B)	36	120	30
Accrued expenses and other payables	67	99	64
Total Liabilities	59,557	181,370	48,729
Net Assets applicable to Common Stockholders	$87,891	$306,535	$74,928
Net Assets applicable to Common Stockholders consist of:
Paid-in capital-common stock	$79,222	$267,767	$72,084
Undistributed net investment income (loss)	269	8,711	—
Distributions in excess of net investment income	—	—	(126)
Accumulated net realized gains (losses) on investments	(3,958)	(19,061)	(3,704)
Net unrealized appreciation (depreciation) in value of investments	12,358	49,118	6,674
Net Assets applicable to Common Stockholders	$87,891	$306,535	$74,928
Shares of Common Stock Outstanding ($.0001 par value;
999,996,410, 999,990,206 and 999,996,517 shares authorized for
California, Intermediate and New York, respectively)	5,546	18,775	5,077
Net Asset Value Per Share of Common Stock Outstanding	$15.85	$16.33	$14.76
* Cost of Investments	$133,175	$428,796	$115,194

See Notes to Financial Statements	28

Statements of Operations (Unaudited)

Neuberger Berman
(000’s omitted)

	CALIFORNIA		NEW YORK
	INTERMEDIATE	INTERMEDIATE	INTERMEDIATE
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended
	April 30, 2016	April 30, 2016	April 30, 2016
Investment Income:
Income (Note A):
Interest and other income	$2,756	$10,295	$2,354
Expenses:
Investment management fees (Note B)	181	600	152
Administration fees (Note B)	217	719	182
Audit fees	29	29	29
Basic maintenance expense (Note A)	20	20	20
Custodian and accounting fees	43	86	37
Insurance expense	2	7	2
Legal fees	13	42	12
Stockholder reports	5	21	5
Stock exchange listing fees	1	4	1
Stock transfer agent fees	11	12	11
Distributions to variable rate municipal term preferred shareholders and
amortization of offering costs (Note A)	411	1,232	338
Directors’ fees and expenses	19	19	19
Interest expense	—	4	1
Miscellaneous	8	13	8
Total net expenses	960	2,808	817
Net investment income (loss)	$1,796	$7,487	$1,537

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(31)	(105)	(16)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	3,293	10,143	2,439
Net gain (loss) on investments	3,262	10,038	2,423
Net increase (decrease) in net assets applicable to Common
Stockholders resulting from operations	$5,058	$17,525	$3,960

See Notes to Financial Statements	29

Statements of Changes in Net Assets

Neuberger Berman
(000’s omitted)

	CALIFORNIA INTERMEDIATE		INTERMEDIATE
	MUNICIPAL FUND INC.		MUNICIPAL FUND INC.
	Six Months		Six Months
	Ended		Ended
	April 30, 2016	Year Ended	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets Applicable to
Common Stockholders:
From Operations (Note A):
Net investment income (loss)	$1,796	$3,561	$7,487	$15,221
Net realized gain (loss) on investments	(31)	154	(105)	1,155
Change in net unrealized appreciation (depreciation)
of investments	3,293	(167)	10,143	(4,493)
Net increase (decrease) in net assets applicable to
Common Stockholders resulting from operations	5,058	3,548	17,525	11,883
Distributions to Common Stockholders From
(Note A):
Net investment income	(2,229)	(4,521)	(8,447)	(16,889)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends and
distributions	62	72	154	—
Net Increase (Decrease) in Net Assets
Applicable to Common Stockholders	2,891	(901)	9,232	(5,006)
Net Assets Applicable to
Common Stockholders:
Beginning of period	85,000	85,901	297,303	302,309
End of period	$87,891	$85,000	$306,535	$297,303
Undistributed net investment income (loss) at end
of period	$269	$702	$8,711	$9,671
Distributions in excess of net investment income at
end of period	$—	$—	$—	$—

See Notes to Financial Statements	31

NEW YORK INTERMEDIATE
MUNICIPAL FUND INC.
Six Months
Ended
April 30, 2016	Year Ended
(Unaudited)	October 31, 2015

$1,537	$3,028
(16)	37

2,439	(511)

3,960	2,554

(1,691)	(3,635)

13	—

2,282	(1,081)

72,646	73,727
$74,928	$72,646

$—	$28

$(126)	$—

See Notes to Financial Statements	32

Notes to Financial Statements Intermediate Municipal Closed-End Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1	General: The Funds were organized as Maryland corporations on July 29, 2002. California and New York registered as non-diversified, closed-end management investment companies and Intermediate registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund’s Board may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A zero balance, if any, reflects an actual amount rounding to less than $1,000.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Funds’ Schedule of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 “Income Taxes” (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2016, the Funds did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, capital loss carryforwards expiring and differing characterization of distributions made by each Fund.

As determined on October 31, 2015, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of partnership basis adjustments, prior year partnership adjustments, defaulted bonds, non-deductible Variable Rate Municipal Term Preferred Shares, Series A (“VMTPS”), and expiration of capital loss carryforwards. These reclassifications had no effect on net income, net asset value (“NAV”) or NAV per share of each Fund. For the year ended October 31, 2015, the Funds recorded the following permanent reclassifications:

			Accumulated Net
		Undistributed	Realized Gains
		Net Investment	(Losses) on
	Paid-in Capital	Income (Loss)	Investments
California	$(29,565)	$29,565	$—
Intermediate	(183,884)	62,305	121,579
New York	(27,693)	50,591	(22,898)

The tax character of distributions paid during the years ended October 31, 2015 and October 31, 2014 were as follows:

			Distributions Paid From:
	Tax-Exempt Income		Ordinary Income		Total
	2015	2014	2015	2014	2015	2014
California	$5,183,345	$4,720,334	$102,578	$97,664	$5,285,923	$4,817,998
Intermediate	19,033,784	16,472,593	179,893	290,773	19,213,677	16,763,366
New York	4,234,101	4,178,249	23,910	24,603	4,258,011	4,202,852

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized	Loss	Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation	Carryforwards	Temporary
	Income	Income	Capital Gain	(Depreciation)	and Deferrals	Differences	Total
California	$1,142,951	$—	$—	$9,064,519	$(3,927,515)	$(440,366)	$5,839,589
Intermediate	11,271,977	—	—	38,953,157	(18,935,668)	(1,600,446)	29,689,020
New York	368,893	—	—	4,208,848	(3,662,213)	(341,327)	574,201

The differences between book basis and tax basis distributable earnings are primarily due to: timing differences of distribution payments, partnership basis adjustments, capital loss carryforwards and defaulted bond income adjustments.

To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. The Regulated Investment Company Modernization Act of 2010 made changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term (“Post-Enactment”). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character (“Pre-Enactment”). As determined at October 31, 2015, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

		Pre-Enactment
		Expiring in:
	2016	2017	2018	2019
California	$—	$783,685	$—	$—
Intermediate	232,566	9,552,881	302,263	—
New York	269,555	1,053,807	—	7,374

	Post-Enactment (No Expiration Date)
	Long-Term	Short-Term
California	$2,799,431	$344,399
Intermediate	7,490,081	1,357,877
New York	1,865,796	465,681

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused.

During the year ended October 31, 2015, Intermediate had capital loss carryforwards expire of $126,780.

During the year ended October 31, 2015, California, Intermediate and New York utilized capital loss carryforwards of $154,002, $1,157,984 and $36,561, respectively.

5	Distributions to common stockholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A-7.

On May 16, 2016, each Fund declared a monthly distribution to common stockholders payable June 15, 2016, to stockholders of record on May 31, 2016, with an ex-date of May 26, 2016 as follows:

Distribution per share
California	$0.062
Intermediate	0.075
New York	0.048

On June 15, 2016, each Fund declared a monthly distribution to common stockholders payable July 15, 2016, to stockholders of record on June 30, 2016, with an ex-date of June 28, 2016 as follows:

Distribution per share
California	$0.062
Intermediate	0.075
New York	0.048

6	Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among the Funds and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

7	Financial leverage: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares (“AMPS”), as follows:

	Series A Shares	Series B Shares
California	1,500	1,500
Intermediate	4,000	4,000
New York	1,500	1,500

On December 13, 2002, the Funds issued several series of AMPS, as follows:

	Series A Shares	Series B Shares
California	1,180	1,180
Intermediate	3,588	3,588
New York	965	965

All shares of each series of AMPS had a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by a Fund, but excluding interest thereon (“AMPS Liquidation Value”). Distributions to AMPS stockholders, which were cumulative, were accrued daily. It was the policy of each Fund to pay distributions every 7 days for each Fund’s AMPS Series A and every 28 days for each Fund’s AMPS Series B, unless in a special rate period.

On June 24, 2014, the Funds re-classified unissued shares of capital stock into VMTPS, as follows:

Shares
California	590
Intermediate	1,794
New York	483

On June 30, 2014, July 1, 2014 and July 2, 2014, the Funds issued VMTPS, as follows:

Shares
California	590
Intermediate	1,794
New York	483

Each Fund used the proceeds of the sale of VMTPS to redeem its outstanding AMPS. Each Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon (“VMTPS Liquidation Value”). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in each Fund’s Statement of Assets and Liabilities.

The distribution rate for each Fund’s VMTPS is calculated based on the applicable SIFMA Municipal Swap Index plus a spread. The table below sets forth key terms of each Fund’s VMTPS.

		Term		Aggregate
		Redemption	Shares	Liquidation	Estimated
Fund	Series	Date	Outstanding	Preference	Fair Value
California	Series A	6/30/2019	590	$59,000,000	$59,000,000
Intermediate	Series A	7/1/2019	1,794	$179,400,000	$179,400,000
New York	Series A	7/2/2019	483	$48,300,000	$48,300,000

The Funds have paid up front expenses in connection with offering the VMTPS, which are being amortized over the life of the VMTPS. The expenses are included in the “Distributions to variable rate municipal term preferred shareholders and amortization of offering costs (Note A)” line item that is reflected in the Statements of Operations.

Each Fund may redeem VMTPS, in whole or in part, at its option after giving a minimum amount of notice to the relevant holders of its VMTPS, but will incur additional expenses if it chooses to so redeem. Each Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude a Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of VMTPS at VMTPS Liquidation Value. The holders of VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on VMTPS for two consecutive years.

8	Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California and New York normally invest a substantial portion of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds’ securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9	Indemnifications: Like many other companies, the Funds’ organizational documents provide that their officers (“Officers”) and directors (“Directors”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

10	Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, each Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. “Discounted value” refers to the fact that the rating agency requires each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. Each Fund pays a fee to State Street Bank and Trust Company (“State Street”) for the preparation of this report which is reflected in the Statements of Operations under the caption “Basic maintenance expense (Note A).”

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:

Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS Liquidation Value (AMPS Liquidation Value prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California, Intermediate and New York, respectively) is not considered a liability.

Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Prior to January 1, 2016, Neuberger Berman LLC (“Neuberger”) was retained by Management pursuant to a Sub-Advisory Agreement to furnish it with investment recommendations and research information without added cost to the Funds. Several individuals who are Officers and/or Directors of each Fund are also employees of Management.

Note C—Securities Transactions:

During the six months ended April 30, 2016, there were purchase and sale transactions of long-term securities as follows:

(000’s omitted)	Purchases	Sales
California	$11,444	$11,765
Intermediate	33,537	37,479
New York	5,625	5,669

Note D—Capital:

Transactions in shares of common stock for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

	Stock Issued on		Net Increase/(Decrease)
	Reinvestment of Dividends		in Common Stock
	and Distributions		Outstanding
	2016	2015	2016	2015
California	3,938	4,619	3,938	4,619
Intermediate	9,506	—	9,506	—
New York	897	—	897	—

Note E—Legal Entity Consolidation:

Effective January 1, 2016, Neuberger Berman Management LLC (“NBM”) and Neuberger transferred to Neuberger Berman Fixed Income LLC (“NBFI”) their rights and obligations pertaining to all services they provided to the Funds under the Management Agreements, Sub-Advisory Agreements, and/or Administration Agreements, as applicable (the “Agreements”). Following such transfer, NBFI was renamed Neuberger Berman Investment Advisers LLC (“NBIA”). Additionally, effective January 1, 2016, the Sub-Advisory Agreements between Neuberger and NBFI were terminated.

NBIA now serves as the Funds’ investment manager and administrator. The investment professionals of Management and Neuberger, who provided services to the Funds under the Agreements, continue to provide the same services, except that they provide those services in their new capacities as investment professionals of NBIA. Further, the consolidation did not result in any change in the investment processes currently employed by any Fund, the nature or level of services provided to any Fund, or the fees any Fund pays under its Agreements.

Note F—Subsequent Event:

Under normal market conditions, each of California and New York invests at least 80% of its total assets in securities with remaining maturities of less than 15 years and each invests at least 90% of its total assets in securities that are exempt from federal income tax and the state income tax of their specific state (and, with respect to New York, New York City personal income tax). Effective June 22, 2016, neither Fund will have a separate policy to invest at least 90% of its total assets in securities with remaining maturities of less than 15 years. There are no other changes to either Fund’s investment strategy or policies.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

California Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A “—” indicates that the line item was not applicable in the corresponding period.

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Common Stock Net Asset Value, Beginning
of Period	$15.34		$15.51	$14.46		$15.85		$15.09		$15.25
Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income (Loss)¢	0.32		0.64	0.72		0.79		0.89		0.99
Net Gains or Losses on Securities
(both realized and unrealized)	0.59		0.01	1.16		(1.34)		0.72		(0.29)
Common Stock Equivalent of Distributions to
AMPS Preferred Stockholders From:
Net Investment Income¢	—		—	(0.01)		(0.02)		(0.03)		(0.04)
Total From Investment Operations
Applicable to Common Stockholders	0.91		0.65	1.87		(0.57)		1.58		0.66
Less Distributions to Common
Stockholders From:
Net Investment Income	(0.40)		(0.82)	(0.82)		(0.82)		(0.82)		(0.82)
Common Stock Net Asset Value,
End of Period	$15.85		$15.34	$15.51		$14.46		$15.85		$15.09
Common Stock Market Value,
End of Period	$16.23		$15.33	$15.53		$14.26		$16.66		$14.68
Total Return, Common Stock Net Asset Value†	5.99	%**	4.37%	13.28%		(3.65)%		10.65%		4.77%
Total Return, Common Stock Market Value†	8.60	%**	4.16%	15.02%		(9.60)%		19.55%		6.75%
Supplemental Data/Ratios††
Net Assets Applicable to Common Stockholders,
End of Period (in millions)	$87.9		$85.0	$85.9		$80.0		$87.5		$83.1
Preferred Stock Outstanding, End of
Period (in millions)^	$59.0		$59.0	$59.0		$59.0		$59.0		$59.0
Preferred Stock Liquidation Value
Per Share^	$100,000		$100,000	$100,000		$25,000		$25,000		$25,000
Ratios are Calculated Using Average
Net Assets Applicable to Common
Stockholders
Ratio of Gross ExpensesØ	2.23	%*	2.20%	1.70%		1.43%		1.41	% #	1.46	% #
Ratio of Net ExpensesØ	2.23	%*	2.20%	1.70%		1.43	% ‡	1.33	% ‡	1.29	% ‡
Ratio of Net Investment Income (Loss) Excluding
AMPS Preferred Stock Distributions^	4.16	%*	4.16%	4.85	% ØØ	5.19	%ØØ	5.67	% ØØ	6.68	% ØØ
Portfolio Turnover Rate	8	%**	9%	24%		47%		41%		16%
Asset Coverage Per Share of Preferred
Stock, End of Period@	$249,104		$244,175	$245,704		$58,900		$62,095		$60,224

See Notes to Financial Highlights	39

Financial Highlights

Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A “—” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015	2014		2013		2012		2011
Common Stock Net Asset Value, Beginning
of Period	$15.84		$16.11	$14.54		$15.96		$14.86		$14.94
Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income (Loss)¢	0.40		0.81	0.88		0.89		0.98		1.00
Net Gains or Losses on Securities
(both realized and unrealized)	0.54		(0.18)	1.55		(1.45)		0.98		(0.21)
Common Stock Equivalent of Distributions to
AMPS Preferred Stockholders From:
Net Investment Income¢	—		—	(0.01)		(0.02)		(0.02)		(0.03)
Total From Investment Operations
Applicable to Common Stockholders	0.94		0.63	2.42		(0.58)		1.94		0.76
Less Distributions to Common
Stockholders From:
Net Investment Income	(0.45)		(0.90)	(0.85)		(0.84)		(0.84)		(0.84)
Common Stock Net Asset Value,
End of Period	$16.33		$15.84	$16.11		$14.54		$15.96		$14.86
Common Stock Market Value,
End of Period	$16.65		$15.53	$15.42		$14.10		$16.43		$14.75
Total Return, Common Stock Net Asset Value†	6.01	%**	4.21%	17.24%		(3.59)%		13.30%		5.51%
Total Return, Common Stock Market Value†	10.25	%**	6.74%	15.72%		(9.19)%		17.51%		5.71%
Supplemental Data/Ratios††
Net Assets Applicable to Common Stockholders,
End of Period (in millions)	$306.5		$297.3	$302.3		$272.9		$299.2		$277.5
Preferred Stock Outstanding, End of
Period (in millions)^^	$179.4		$179.4	$179.4		$179.4		$179.4		$179.4
Preferred Stock Liquidation Value
Per Share^^	$100,000		$100,000	$100,000		$25,000		$25,000		$25,000
Ratios are Calculated Using Average
Net Assets Applicable to Common
Stockholders
Ratio of Gross ExpensesØ	1.86	%*	1.84%	1.41%		1.17%		1.17	% #	1.22	% #
Ratio of Net ExpensesØ	1.86	%*	1.84%	1.41%		1.17	% ‡	1.09	% ‡	1.05	% ‡
Ratio of Net Investment Income (Loss) Excluding
AMPS Preferred Stock Distributions^^	4.97	%*	5.05%	5.77	% ØØ	5.78	% ØØ	6.30	% ØØ	6.92	% ØØ
Portfolio Turnover Rate	7	%**	9%	24%		40%		35%		23%
Asset Coverage Per Share of Preferred
Stock, End of Period@	$271,002		$265,828	$268,620		$63,026		$66,698		$63,673

See Notes to Financial Highlights	40

Financial Highlights

New York Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Asset amounts with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A “—” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2016		Year Ended October 31,
	(Unaudited)		2015	2014		2013		2012		2011
Common Stock Net Asset Value, Beginning
of Period	$14.31		$14.52	$13.71		$15.03		$14.49		$14.85
Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income (Loss)¢	0.30		0.60	0.67		0.71		0.79		0.89
Net Gains or Losses on Securities
(both realized and unrealized)	0.48		(0.09)	0.93		(1.23)		0.55		(0.44)
Common Stock Equivalent of Distributions to
AMPS Preferred Stockholders From:
Net Investment Income¢	—		—	(0.01)		(0.02)		(0.02)		(0.03)
Total From Investment Operations
Applicable to Common Stockholders	0.78		0.51	1.59		(0.54)		1.32		0.42
Less Distributions to Common
Stockholders From:
Net Investment Income	(0.33)		(0.72)	(0.78)		(0.78)		(0.78)		(0.78)
Common Stock Net Asset Value,
End of Period	$14.76		$14.31	$14.52		$13.71		$15.03		$14.49
Common Stock Market Value,
End of Period	$14.54		$13.78	$14.11		$12.97		$15.74		$13.76
Total Return, Common Stock Net Asset Value†	5.55	%**	3.70%	12.16%		(3.50)%		9.26%		3.25%
Total Return, Common Stock Market Value†	7.97	%**	2.76%	15.21%		(12.82)%		20.49%		(2.61)%
Supplemental Data/Ratios††
Net Assets Applicable to Common Stockholders,
End of Period (in millions)	$74.9		$72.6	$73.7		$69.6		$76.2		$73.1
Preferred Stock Outstanding, End of
Period (in millions)^^^	$48.3		$48.3	$48.3		$48.3		$48.3		$48.3
Preferred Stock Liquidation Value
Per Share^^^	$100,000		$100,000	$100,000		$25,000		$25,000		$25,000
Ratios are Calculated Using Average
Net Assets Applicable to Common
Stockholders
Ratio of Gross ExpensesØ	2.22	%*	2.19%	1.71%		1.43%		1.42	% #	1.46	% #
Ratio of Net ExpensesØ	2.22	%*	2.19%	1.71%		1.43	% ‡	1.34	% ‡	1.29	% ‡
Ratio of Net Investment Income (Loss) Excluding
AMPS Preferred Stock Distributions^^^	4.18	%*	4.14%	4.75	% ØØ	4.93	% ØØ	5.31	% ØØ	6.21	% ØØ
Portfolio Turnover Rate	5	%**	18%	32%		52%		28%		16%
Asset Coverage Per Share of Preferred
Stock, End of Period@	$255,266		$250,512	$252,753		$61,059		$64,471		$62,895

See Notes to Financial Highlights	41

Notes to Financial Highlights Intermediate Municipal Closed-End Funds (Unaudited)

†
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund’s distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares of common stock when sold may be worth more or less than original cost. For each Fund, total return would have been lower if Management had not waived a portion of the investment management fee during certain of the periods shown.

#	Represents the annualized ratios of net expenses to average daily net assets if Management had not waived a portion of the investment management fee.

‡
After waiver of a portion of the investment management fee by Management during certain of the periods shown. Each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. Prior to January 1, 2013, each Fund had an expense offset arrangement in connection with its custodian contract. Had the Funds not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets applicable to common stockholders would have been:

	Year Ended October 31,
	2013	2012	2011
California	1.43%	1.33%	1.29%
Intermediate	1.17%	1.09%	1.05%
New York	1.43%	1.34%	1.29%

@
Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on the VMTPS (AMPS prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California, Intermediate and New York, respectively)) from the Fund’s total assets and dividing by the number of VMTPS/AMPS outstanding.

††
Expense ratios do not include the effect of distributions on AMPS. Income ratios include income earned on assets attributable to the VMTPS (AMPS prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California, Intermediate and New York, respectively) outstanding.

¢	Calculated based on the average number of shares of common stock outstanding during each fiscal period.

Ø	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2016	2015	2014
California	0.92%	0.89%	0.96%
Intermediate	0.80%	0.77%	0.83%
New York	0.88%	0.85%	0.91%

ØØ	The annualized ratios of distributions on AMPS to average net assets applicable to common stockholders were:

	Year Ended October 31,
	2014	2013	2012	2011
California	0.05%	0.13%	0.17%	0.24%
Intermediate	0.04%	0.12%	0.15%	0.22%
New York	0.05%	0.12%	0.16%	0.22%

^	Prior to June 30, 2014, California had AMPS outstanding. On June 30, 2014, California issued 590 VMTPS and redeemed its outstanding AMPS (see Note A to Financial Statements).

^^	Prior to July 1, 2014, Intermediate had AMPS outstanding. On July 1, 2014, Intermediate issued 1,794 VMTPS and redeemed its outstanding AMPS (see Note A to Financial Statements).

^^^	Prior to July 2, 2014, New York had AMPS outstanding. On July 2, 2014, New York issued 483 VMTPS and redeemed its outstanding AMPS (see Note A to Financial Statements).

*	Annualized.

**	Not annualized.

Distribution Reinvestment Plan for each Fund

Computershare, Inc. (the “Plan Agent”) will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a “Participant”), will open an account for each Participant under the Distribution Reinvestment Plan (“Plan”) in the same name as their then-current shares of the Fund’s common stock (“Shares”) are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an “ex-dividend” basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each

Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.

Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent at 1-866-227-2136 or P.O. Box 30170, College Station, TX 77842-3170.

Directory

Investment Manager and Administrator	Plan Agent
Neuberger Berman Investment Advisers LLC	Computershare, Inc.
605 Third Avenue, 2nd Floor	P.O. Box 30170
New York, NY 10158-0180	College Station, TX 77842-3170
212.476.8800

Sub-Adviser (prior to January 1, 2016)	Overnight correspondence should be sent to:
Neuberger Berman LLC	Computershare, Inc.
605 Third Avenue	211 Quality Circle, Suite 210
New York, NY 10158-3698	College Station, TX 77845

Custodian	Legal Counsel
State Street Bank and Trust Company	K&L Gates LLP
One Lincoln Street	1601 K Street, NW
Boston, MA 02111	Washington, DC 20006-1600

Stock Transfer Agent	Independent Registered Public Accounting Firm
Computershare, Inc.	Ernst & Young LLP
480 Washington Boulevard	200 Clarendon Street
Jersey City, NJ 07310	Boston, MA 02116

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission’s website, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission’s website at www.sec.gov, and on Management’s website at www.nb.com.

Quarterly Portfolio Schedule

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

Rev. 12/2010

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■Social Security number and account balances
■income and transaction history
■credit history and credit scores

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800.223.6448

This is not part of the Funds’ stockholder report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?

We collect your personal information, for example, when you

■open an account or provide account information
■seek advice about your investments or give us your income information
■give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■sharing for affiliates’ everyday business purposes—information about your creditworthiness
■affiliates from using your information to market to you
■sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers, broker dealers; mutual funds, and private investment funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■Neuberger Berman doesn’t jointly market.

This is not part of the Funds’ stockholder report.

Neuberger Berman Investment Advisers LLC 605 Third Avenue, 2nd Floor New York, NY 10158–0180 Internal Sales & Services 877.461.1899 www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of stockholders and is not an offer of shares of the Funds.

I0208 06/16

Item 2. Code of Ethics.

The Board of Directors (“Board”) of Neuberger Berman New York Intermediate Municipal Fund Inc. (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

The Code of Ethics is filed with the Registrant’s annual report on Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports on Form N-CSR.

Item 6. Schedule of Investments.

The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR. There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which stockholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the period covered by this Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.

By:   /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 5, 2016

By:   /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 5, 2016